General Information (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AguasCCUNestleChileSA [member]
IfrsStatementLineItems [Line Items]
Subsidiary	Aguas CCU-Nestlé Chile S.A.
Tax ID	76,007,212-5
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	50.0917%	50.0917%
AguasCCUNestleChileSA [member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
AguasCCUNestleChileSA [member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.0917%
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecera Guayacán SpA.
Tax ID	76,035,409-0
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	30.0005%	25.0006%
Cervecera Guayacan Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cervecera Guayacan Spa [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	30.0005%
CRECCU S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CRECCU S.A.
Tax ID	76,041,227-9
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
CRECCU S.A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9602%
CRECCU S.A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.0398%
Cerveceria Belga De La Patagonia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Belga de la Patagonia S.A.
Tax ID	76,077,848-6
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	25.5034%	25.5034%
Cerveceria Belga De La Patagonia S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cerveceria Belga De La Patagonia S A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	25.5034%
Inversiones Invex CCU Dos Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Invex CCU Dos Ltda.
Tax ID	76,126,311-0
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	100.00%	100.00%
Inversiones Invex CCU Dos Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.8516%
Inversiones Invex CCU Dos Ltda [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.1484%
Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas CCU-PepsiCo SpA.
Tax ID	76,337,371-1
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	49.9888%	49.9888%
Bebidas Ccupepsico Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Ccupepsico Spa [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9888%
CCU Inversiones II SpA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CCU Inversiones II SpA.
Tax ID	76,349,531-0
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	100.00%	100.00%
CCU Inversiones II SpA [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9602%
CCU Inversiones II SpA [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.0398%
Cerveceria Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Szot SpA.
Tax ID	76,481,675-7
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect		25.0006%
Cerveceria Szot Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cerveceria Szot Sp A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Carozzi CCU SpA.
Tax ID	76,497,609-6
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	49.9917%	49.9917%
Bebidas Carozzi C C U Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Carozzi C C U Sp A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
Bebidas Ecusa Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Ecusa SpA.
Tax ID	76,517,798-7
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9834%	99.9834%
Bebidas Ecusa Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Ecusa Sp A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9834%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Invex CCU Ltda.
Tax ID	76,572,360-4
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	99.9925%	99.9925%
Inversiones Invex C C U Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	66.6519%
Inversiones Invex C C U Ltda [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	33.3406%
Promarca Internacional Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca Internacional SpA.
Tax ID	76,574,762-7
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	49.9917%	49.9917%
Promarca Internacional Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Promarca Internacional Sp A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
CCU Inversiones SA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CCU Inversiones S.A.
Tax ID	76,593,550-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9775%	99.9775%
CCU Inversiones SA [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.0242%
CCU Inversiones SA [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.9533%
Inversiones Internacionales Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Inversiones Internacionales SpA.
Tax ID	76,688,727-9
Country of origin	Chile
Functional currency	US Dollar
Share percentage direct and indirect	80.00%	80.00%
Inversiones Internacionales Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Inversiones Internacionales Sp A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	80.00%
Promarca S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca S.A.
Tax ID	76,736,010-K
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	49.9917%	49.9917%
Promarca S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Promarca S A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
D and D SpA [member]
IfrsStatementLineItems [Line Items]
Subsidiary	D&D SpA.
Tax ID	76,920,876-3
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	40.8105%	40.8105%
D and D SpA [member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
D and D SpA [member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	40.8105%
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	La Barra S.A.
Tax ID	77,148,606-1
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
La Barra S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.00%
La Barra S A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	1.00%
Mahina Spa [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Mahina SpA.
Tax ID	77,248,551-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	25.0458%	25.0458%
Mahina Spa [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Mahina Spa [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	25.0458%
Volcanes Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Volcanes del Sur S.A.
Tax ID	77,622,887-7
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	74.9503%	74.9503%
Volcanes Del Sur S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Volcanes Del Sur S A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	74.9503%
Cir C C Ular Sp A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	CirCCUlar SpA.
Tax ID	77,847,898-3
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9773%
Cir C C Ular Sp A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cir C C Ular Sp A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9773%
Transportes C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Transportes CCU Ltda.
Tax ID	79,862,750-3
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	100.00%	100.00%
Transportes C C U Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	98.00%
Transportes C C U Ltda [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	2.00%
Fabrica De Envases Plasticos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Fábrica de Envases Plásticos S.A.
Tax ID	86,150,200-7
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9984%	99.9984%
Fabrica De Envases Plasticos S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	95.8904%
Fabrica De Envases Plasticos S A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	4.108%
Millahue S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Millahue S.A.
Tax ID	91,022,000-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9773%	99.9621%
Millahue S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9773%
Millahue S A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Viña San Pedro Tarapacá S.A.
Tax ID	91,041,000-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	85.1506%	84.6824%
Vina San Pedro Tarapaca S A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Vina San Pedro Tarapaca S A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
Manantial S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Manantial S.A.
Tax ID	96,711,590-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	50.5519%	50.5519%
Manantial S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Manantial S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.5519%
Vina Altair Sp A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Viña Altaïr SpA.
Tax ID	96,969,180-9
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	85.1506%	84.6824%
Vina Altair Sp A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Vina Altair Sp A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
Cerveceria Kunstmann S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecería Kunstmann S.A.
Tax ID	96,981,310-6
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	50.0007%	50.0007%
Cerveceria Kunstmann S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.0007%
Cerveceria Kunstmann S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Cervecera C C U Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Cervecera CCU Chile Ltda.
Tax ID	96,989,120-4
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9999%	99.9999%
Cervecera C C U Chile Ltda [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.8064%
Cervecera C C U Chile Ltda [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	0.1935%
Embotelladoras Chilenas Unidas S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Embotelladoras Chilenas Unidas S.A.
Tax ID	99,501,760-1
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9834%	99.9834%
Embotelladoras Chilenas Unidas S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	98.80%
Embotelladoras Chilenas Unidas S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	1.1834%
Comercial CCU S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Comercial CCU S.A.
Tax ID	99,554,560-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	99.9888%	99.9888%
Comercial CCU S.A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.00%
Comercial CCU S.A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9888%
Compania Pisquerade Chile S. A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Compañía Pisquera de Chile S.A.
Tax ID	99,586,280-8
Country of origin	Chile
Functional currency	Chilean Pesos
Share percentage direct and indirect	80.00%	80.00%
Compania Pisquerade Chile S. A [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	46.00%
Compania Pisquerade Chile S. A [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	34.00%
Aguasde Origen S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Aguas de Origen S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	50.097%
Aguasde Origen S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Aguasde Origen S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	50.097%
Compania Cervecerias Unidas Argentina S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Compañía Cervecerías Unidas Argentina S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	99.9939%	99.9939%
Compania Cervecerias Unidas Argentina S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Compania Cervecerias Unidas Argentina S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9939%
Compania Industrial Cervecera S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Compañía Industrial Cervecera S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	99.9952%	99.9952%
Compania Industrial Cervecera S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Compania Industrial Cervecera S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	99.9952%
Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Finca La Celia S.A.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	85.1506%	84.6824%
Finca La Celia S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Finca La Celia S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
Los Huemules S. R. L. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Los Huemules S.R.L.
Tax ID	0-E
Country of origin	Argentina
Functional currency	Argentine Pesos
Share percentage direct and indirect	74.998%	74.998%
Los Huemules S. R. L. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Los Huemules S. R. L. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	74.998%
Bebidas Bolivianas B B O S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas Bolivianas BBO S.A.
Tax ID	0-E
Country of origin	Bolivia
Functional currency	Bolivians
Share percentage direct and indirect	51.00%	51.00%
Bebidas Bolivianas B B O S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidas Bolivianas B B O S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	51.00%
VSPT Winegroup Shanghai Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT Winegroup (Shanghai) Limited
Tax ID	0-E
Country of origin	China
Functional currency	Yuan
Share percentage direct and indirect	85.1506%	84.6824%
VSPT Winegroup Shanghai Limited [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
VSPT Winegroup Shanghai Limited [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
International Spirits Investments USA LLC [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	International Spirits Investments USA LLC
Tax ID	0-E
Country of origin	United States
Functional currency	US Dollar
Share percentage direct and indirect	80.00%	80.00%
International Spirits Investments USA LLC [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
International Spirits Investments USA LLC [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	80.00%
VSPT US LLC [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT US LLC
Tax ID	0-E
Country of origin	United States
Functional currency	US Dollar
Share percentage direct and indirect	85.1506%	84.6824%
VSPT US LLC [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
VSPT US LLC [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
VSPT UK Ltd. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	VSPT UK Ltd.
Tax ID	0-E
Country of origin	United Kingdom
Functional currency	Sterling Pound
Share percentage direct and indirect	85.1506%	84.6824%
VSPT UK Ltd. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
VSPT UK Ltd. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	85.1506%
AV S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	AV S.A.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	51.0166%
AV S.A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
AV S.A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	51.0166%
Bebidasdel Paraguay S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Bebidas del Paraguay S.A.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	57.2158%	55.007%
Bebidasdel Paraguay S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Bebidasdel Paraguay S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	57.2158%
Distribuidoradel Paraguay S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Distribuidora del Paraguay S.A.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	51.0024%	54.964%
Distribuidoradel Paraguay S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Distribuidoradel Paraguay S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	51.0024%
Promarca Internacional Paraguay S. R. L. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Promarca Internacional Paraguay S.R.L.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	49.9917%	49.9917%
Promarca Internacional Paraguay S. R. L. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Promarca Internacional Paraguay S. R. L. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	49.9917%
Sajonia Brewing Company S.R.L. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Sajonia Brewing Company S.R.L.
Tax ID	0-E
Country of origin	Paraguay
Functional currency	Paraguayan Guaranies
Share percentage direct and indirect	56.6436%	54.4569%
Sajonia Brewing Company S.R.L. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Sajonia Brewing Company S.R.L. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	56.6436%
Andrimar S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Andrimar S.A.
Tax ID	0-E
Country of origin	Uruguay
Functional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Andrimar S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Andrimar S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%
CoralinaS.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Coralina S.A.
Tax ID	0-E
Country of origin	Uruguay
Functional currency	Uruguayan Pesos
Share percentage direct and indirect		100.00%
CoralinaS.A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
CoralinaS.A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Marzurel S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Marzurel S.A.
Tax ID	0-E
Country of origin	Uruguay
Functional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Marzurel S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Marzurel S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%
Milotur S. A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	Milotur S.A.
Tax ID	0-E
Country of origin	Uruguay
Functional currency	Uruguayan Pesos
Share percentage direct and indirect	100.00%	100.00%
Milotur S. A. [Member] | Direct Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect
Milotur S. A. [Member] | Indirect Ownership [Member]
IfrsStatementLineItems [Line Items]
Share percentage direct and indirect	100.00%